AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 49.3%
Financials - 13.2%
Ally Financial, Inc.
8.000%, 11/01/31	$383,000	$552,412
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	545,000	555,273
American Tower Corp.
2.950%, 01/15/51	571,000	539,459
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	447,000	546,797
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	219,000	240,353
Boston Properties, LP
3.400%, 06/21/29	507,000	549,049
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	519,000	541,057
CIT Group, Inc.
6.125%, 03/09/28	421,000	508,934
Crown Castle International Corp.
4.300%, 02/15/29	365,000	414,220
The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3]	343,000	354,576
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30	521,000	541,060
Iron Mountain, Inc.
4.500%, 02/15/31[4,5]	270,000	273,861
JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[1,3]	536,000	556,495
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	508,000	530,860
Starwood Property Trust, Inc.
5.500%, 11/01/23[4]	238,000	249,955
The Toronto-Dominion Bank (Canada)
(SOFR + 0.355%), 0.405%, 03/04/24[3]	556,000	558,095

Total Financials		7,512,456
Industrials - 34.6%
AECOM
5.125%, 03/15/27	235,000	260,263
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[4]	230,000	239,775
	Principal Amount	Value

Aramark Services, Inc.
5.000%, 02/01/28[4,5]	$250,000	$256,875
ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29[5]	375,000	411,862
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[4]	400,000	399,000
Ashtead Capital, Inc.
1.500%, 08/12/26[4]	278,000	274,989
AT&T, Inc.
(3 month LIBOR + 1.180%), 1.294%, 06/12/24[3]	667,000	683,569
Berry Global, Inc.
5.625%, 07/15/27[4]	252,000	266,291
Block Financial LLC
3.875%, 08/15/30	124,000	134,803
Broadcom, Inc.
1.950%, 02/15/28[4]	543,000	536,156
CDW LLC/CDW Finance Corp.
3.250%, 02/15/29	275,000	282,219
Centene Corp.
2.500%, 03/01/31	275,000	271,219
Central Garden & Pet Co.
4.125%, 10/15/30	130,000	132,925
CF Industries, Inc.
5.150%, 03/15/34	457,000	559,039
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	489,000	549,941
Clearwater Paper Corp.
4.750%, 08/15/28[4]	220,000	226,050
Cleveland-Cliffs, Inc.
4.875%, 03/01/31[4,5]	385,000	397,512
The Coca-Cola Co.
2.500%, 06/01/40	140,000	136,070
Cogent Communications Group, Inc.
3.500%, 05/01/26[4]	235,000	238,231
Comcast Corp.
4.150%, 10/15/28	470,000	540,516
CommonSpirit Health
3.347%, 10/01/29	501,000	538,635
CVS Health Corp.
5.125%, 07/20/45	454,000	585,083
Dana, Inc.
5.625%, 06/15/28	377,000	406,444
Dell, Inc.
7.100%, 04/15/28[5]	206,000	265,461
Discovery Communications LLC
3.950%, 03/20/28	245,000	271,125
Elanco Animal Health, Inc.
5.900%, 08/28/28[6]	343,000	401,310

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 34.6% (continued)
Fiserv, Inc.
4.200%, 10/01/28	$470,000	$534,987
The Ford Foundation
Series 2020, 2.415%, 06/01/50	523,000	496,454
Freeport-McMoRan, Inc.
5.400%, 11/14/34[5]	325,000	390,406
G-III Apparel Group, Ltd.
7.875%, 08/15/25[4]	220,000	238,425
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	115,000	134,924
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	208,000	223,134
Hudbay Minerals, Inc. (Canada)
4.500%, 04/01/26[4,5]	135,000	133,650
KB Home
4.800%, 11/15/29	373,000	406,570
Kraft Heinz Foods Co.
4.250%, 03/01/31	472,000	533,347
Lumen Technologies Inc
5.625%, 04/01/25	246,000	267,525
Macy's Retail Holdings, LLC
4.500%, 12/15/34	518,000	509,484
Marriott International, Inc.
Series FF, 4.625%, 06/15/30	247,000	282,189
MDC Holdings, Inc.
2.500%, 01/15/31	554,000	539,912
MGM Resorts International
5.750%, 06/15/25	365,000	397,850
Microsoft Corp.
2.525%, 06/01/50	548,000	527,317
MSCI, Inc.
3.250%, 08/15/33[4]	135,000	136,547
Murphy Oil USA, Inc.
5.625%, 05/01/27	257,000	268,999
Newell Brands, Inc.
4.700%, 04/01/26[6]	245,000	270,119
Nordstrom, Inc.
4.375%, 04/01/30[5]	541,000	553,165
Penn National Gaming, Inc.
5.625%, 01/15/27[4]	125,000	128,750
Penske Automotive Group, Inc.
3.750%, 06/15/29	268,000	269,278
PulteGroup, Inc.
5.000%, 01/15/27[5]	395,000	458,540
5.500%, 03/01/26	85,000	98,626
Royal Caribbean Cruises, Ltd. (Liberia)
7.500%, 10/15/27[5]	228,000	265,050
Square, Inc.
2.750%, 06/01/26[4]	160,000	162,184
	Principal Amount	Value

Sysco Corp.
2.400%, 02/15/30[5]	$538,000	$545,517
Travel + Leisure Co.
5.650%, 04/01/24[6]	372,000	401,648
United Rentals North America Inc.
3.875%, 02/15/31	265,000	271,625
Verizon Communications, Inc.
3.875%, 02/08/29	503,000	564,155
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	334,000	405,133

Total Industrials		19,680,873
Utilities - 1.5%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	456,000	488,513
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	418,000	387,561

Total Utilities		876,074

Total Corporate Bonds and Notes (Cost $27,559,730)		28,069,403
Municipal Bonds - 6.3%
California State General Obligation, School Improvements 7.550%, 04/01/39	590,000	994,178
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	625,000	688,236
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	520,000	688,082
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	518,000	514,090
Metropolitan Transportation Authority 6.687%, 11/15/40	5,000	7,182
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	195,000	280,536
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	380,000	425,303

Total Municipal Bonds (Cost $3,367,834)		3,597,607
U.S. Government and Agency Obligations - 38.9%
Fannie Mae - 21.3%
FNMA
3.500%, 02/01/33 to 07/01/50	2,783,514	3,015,331
4.000%, 12/01/33 to 01/01/51	2,514,075	2,753,694
5.000%, 07/01/47 to 08/01/50	1,054,169	1,185,874
2.000%, 08/01/50 to 09/01/50	596,917	599,708

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Fannie Mae - 21.3% (continued)
FNMA
2.500%, 07/01/33 to 05/01/50	$621,221	$648,476
3.000%, 08/01/50	242,180	257,804
4.500%, 01/01/40 to 08/01/50	1,831,044	2,034,906
FNMA Pool
3.500%, 01/01/48 to 09/01/49	818,346	892,312
4.000%, 11/01/44	660,965	729,454

Total Fannie Mae		12,117,559
Freddie Mac - 8.2%
FHLMC
2.000%, 08/01/50	178,310	179,842
2.500%, 10/01/34 to 08/01/50	1,227,935	1,284,679
3.000%, 03/01/50 to 03/01/51	1,403,753	1,491,829
4.000%, 07/01/48 to 09/01/50	572,228	625,913
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	1,001,054	1,085,984

Total Freddie Mac		4,668,247
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds
1.875%, 02/15/51	1,043,000	994,598
2.250%, 05/15/41	521,000	540,538
4.500%, 02/15/36	645,000	880,072
6.750%, 08/15/26	924,000	1,178,641
U.S. Treasury Notes
1.625%, 02/15/26	763,000	787,231
2.125%, 09/30/24	537,000	562,571
2.875%, 05/15/28	410,000	452,009

Total U.S. Treasury Obligations		5,395,660

Total U.S. Government and Agency Obligations (Cost $21,952,422)		22,181,466
Foreign Government Obligation - 0.6%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $345,397)	346,000	345,705

	Principal Amount	Value

Short-Term Investments - 5.9%
Joint Repurchase Agreements - 5.9%[7]
Bank of America Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.500% - 5.000%, 09/01/31 - 07/01/60, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 09/30/21, due 10/01/21, 0.060% total to be received $359,615 (collateralized by various U.S. Treasuries, 0.125% - 2.750%, 06/30/22 - 02/15/28, totaling $366,806)	359,614	359,614
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 10/01/51, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/21 - 05/01/58, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,359,614

Total Short-Term Investments (Cost $3,359,614)		3,359,614
Total Investments - 101.0% (Cost $56,584,997)		57,553,795
Other Assets, less Liabilities - (1.0)%		(593,220)
Net Assets - 100.0%		$56,960,575

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $4,158,251 or 7.3% of net assets.
[5]	Some of these securities, amounting to $3,520,996 or 6.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$28,069,403	—	$28,069,403
Municipal Bonds†	—	3,597,607	—	3,597,607
U.S. Government and Agency Obligations†	—	22,181,466	—	22,181,466
Foreign Government Obligation	—	345,705	—	345,705
Short-Term Investments
Joint Repurchase Agreements	—	3,359,614	—	3,359,614
Total Investments in Securities	—	$57,553,795	—	$57,553,795

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,520,996	$3,359,614	$290,546	$3,650,160
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	10/07/21-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.